Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Carrying Value Of Our Assets Measured At Fair Value On A Recurring Basis

The following table provides the level of valuation assumptions used to determine the carrying value of our assets measured at fair value on a recurring basis at September 30, 2013 and December 31, 2012, respectively.

	Carrying Value at September 30, 2013
	Total	Level 1	Level 2	Level 3
	(In thousands)
Securities available for sale:
Equity securities	$4,320	—	4,320	—
Debt securities:
Government-sponsored enterprises	3,013	—	3,013	—
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	381,021	—	381,021	—
Federal National Mortgage Association	427,435	—	427,435	—
Government National Mortgage Association	707	—	707	—

Total mortgage-backed securities available-for-sale	809,163	—	809,163	—

Total securities available-for-sale	$816,496	—	816,496	—

	Carrying Value at December 31, 2012
	Total	Level 1	Level 2	Level 3
	(In thousands)
Securities available for sale:
Equity securities	$4,161	—	4,161	—
Debt securities:
Government-sponsored enterprises	3,035	—	3,035	—
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	667,517	—	667,517	—
Federal National Mortgage Association	706,128	—	706,128	—
Government National Mortgage Association	4,487	—	4,487	—

Total mortgage-backed securities available-for-sale	1,378,132	—	1,378,132	—

Total securities available-for-sale	$1,385,328	—	1,385,328	—

The following table provides the level of valuation assumptions used to determine the carrying value of our assets measured at fair value on a recurring basis at December 31, 2012 and December 31, 2011, respectively.

	Carrying Value at December 31, 2012
	Total	Level 1	Level 2	Level 3
	(In thousands)
Securities available for sale:
Equity securities	$4,161	—	4,161	—
Debt securities:
Government-sponsored enterprises	3,035		3,035
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	667,517	—	667,517	—
Federal National Mortgage Association	706,128	—	706,128	—
Government National Mortgage Association	4,487	—	4,487	—

Total mortgage-backed securities available-for-sale	1,378,132	—	1,378,132	—

Total securities available-for-sale	$1,385,328	—	1,385,328	—

	Carrying Value at December 31, 2011
	Total	Level 1	Level 2	Level 3
	(In thousands)
Securities available for sale:
Equity securities	$1,965	—	1,965	—
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	395,482	—	395,482	—
Federal National Mortgage Association	567,918	—	567,918	—
Government National Mortgage Association	7,313	—	7,313	—
Non-agency securities	11,037	—	11,037	—

Total mortgage-backed securities available-for-sale	981,750	—	981,750	—

Total securities available-for-sale	$983,715	—	983,715	—

Carrying Value Of Our Assets Measured At Fair Value On A Non-Recurring Basis

The following table provides the level of valuation assumptions used to determine the carrying value of our assets measured at fair value on a non-recurring basis at September 30, 2013 and December 31, 2012, respectively.

	Carrying Value at September 30, 2013
	Total	Level 1	Level 2	Level 3
	(In thousands)
MSR, net	$14,677	—	—	14,677
Impaired loans	246	—	—	246
Other real estate owned	1,127	—	—	1,127

	$16,050	—	—	16,050

	Carrying Value at December 31, 2012
	Total	Level 1	Level 2	Level 3
	(In thousands)
MSR, net	$12,025	—	—	12,025
Impaired loans	50,470	—	—	50,470
Other real estate owned	8,093	—	—	8,093

	$70,588	—	—	70,588

The following table provides the level of valuation assumptions used to determine the carrying value of our assets measured at fair value on a non-recurring basis at December 31, 2012 and December 31, 2011, respectively.

	Carrying Value at December 31, 2012
	Total	Level 1	Level 2	Level 3
	(In thousands)
MSR, net	$12,025	—	—	12,025
Impaired loans	50,470	—	—	50,470
Other real estate owned	8,093	—	—	8,093

	$70,588	—	—	70,588

	Carrying Value at December 31, 2011
	Total	Level 1	Level 2	Level 3
	(In thousands)
MSR, net	$10,806	—	—	10,806
Impaired loans	46,634	—	—	46,634
Other real estate owned	3,081	—	—	3,081

	$60,521	—	—	60,521

Carrying Amounts And Estimated Fair Values

The carrying values and estimated fair values of the Company’s financial instruments are presented in the following table.

	September 30, 2013
	Carrying	Estimated Fair Value
	value	Total	Level 1	Level 2	Level 3
	(In thousands)
Financial assets:
Cash and cash equivalents	$168,329	168,329	168,329	—	—
Securities available-for-sale	816,496	816,496	—	816,496	—
Securities held-to-maturity	670,958	687,130	—	637,172	49,958
Stock in FHLB	192,883	192,883	192,883	—	—
Loans held for sale	9,130	9,130	—	9,130	—
Net loans	11,374,012	11,223,224	—	—	11,223,224
Financial liabilities:
Deposits, other than time deposits	6,023,001	5,687,952	5,687,952	—	—
Time deposits	2,619,334	2,642,236	—	2,642,236	—
Borrowed funds	3,796,112	3,823,706	—	3,823,706	—

	December 31, 2012
	Carrying	Estimated Fair Value
	value	Total	Level 1	Level 2	Level 3
	(In thousands)
Financial assets:
Cash and cash equivalents	$155,153	155,153	155,153	—	—
Securities available-for-sale	1,385,328	1,385,328	—	1,385,328	—
Securities held-to-maturity	179,922	198,893	—	159,599	39,294
Stock in FHLB	150,501	150,501	150,501	—	—
Loans held for sale	28,233	28,233	—	28,233	—
Net loans	10,306,786	10,379,358	—	—	10,379,358
Financial liabilities:
Deposits, other than time deposits	5,802,893	5,852,821	5,852,821	—	—
Time deposits	2,965,964	3,009,237	—	3,009,237	—
Borrowed funds	2,705,652	2,804,113	—	2,804,113	—

The carrying values and estimated fair values of the Company’s financial instruments are presented in the following table.

	December 31, 2012
	Carrying	Estimated Fair Value
	value	Total	Level 1	Level 2	Level 3
	(In thousands)
Financial assets:
Cash and cash equivalents	$155,153	155,153	155,153	—	—
Securities available-for-sale	1,385,328	1,385,328	—	1,385,328	—
Securities held-to-maturity	179,922	198,893	—	159,599	39,294
Stock in FHLB	150,501	150,501	150,501	—	—
Loans held for sale	28,233	28,233	—	28,233	—
Net loans	10,306,786	10,379,358	—	—	10,379,358
Financial liabilities:
Deposits, other than time deposits	5,802,893	5,852,821	5,852,821	—	—
Time deposits	2,965,964	3,009,237	—	3,009,237	—
Borrowed funds	2,705,652	2,804,113	—	2,804,113	—

	December 31, 2011
	Carrying	Estimated Fair Value
	value	Total	Level 1	Level 2	Level 3
	(In thousands)
Financial assets:
Cash and cash equivalents	$90,139	90,139	90,139	—	—
Securities available-for-sale	983,715	983,715	—	983,715	—
Securities held-to-maturity	287,671	311,860	—	275,154	36,706
Stock in FHLB	116,813	116,813	116,813	—	—
Loans held for sale	18,847	18,847	—	18,847	—
Net loans	8,794,211	8,882,153	—	—	8,882,153
Financial liabilities:
Deposits, other than time deposits	4,020,105	4,044,226	4,044,226	—	—
Time deposits	3,341,898	3,385,577	—	3,385,577	—
Borrowed funds	2,255,486	2,332,624	—	2,332,624	—